Offerings - Offering: 1	May 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	675,000
Proposed Maximum Offering Price per Unit	18.97
Maximum Aggregate Offering Price	$ 12,804,750
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,960.41
Offering Note
(1) Represents the number of shares of common stock, par value $1.00 per share (“Common Stock”), of Park-Ohio Holdings Corp. (the “Registrant”), available pursuant to the Park-Ohio Holdings Corp. 2021 Equity and Incentive Compensation Plan (Amended and Restated Effective May 15, 2025) (the “Plan”) being registered hereon.
(2) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional shares of Common Stock as may become available pursuant to any anti-dilution provisions of the Plan.
(3) Estimated solely for calculating the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations of the Securities Act, on the basis of the average high and low sale prices of the Common Stock on The Nasdaq Stock Market on May 22, 2025, a date that is within five business days prior to filing.